Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 69,319	$ 68,628	$ 79,096
Less: Accumulated depreciation	(7,714)	(7,326)	(10,143)
Total	61,605	61,302	68,953
Solar energy facilities [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	55,737	55,318	75,009
Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	500	511	107
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	6	511	497
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	207	210	49
Asset retirement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	164	168	341
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 12,705	$ 12,421	$ 3,093